united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 1/31/20

Item 1. Reports to Stockholders.

Arrow Dogs of the World ETF

DOGS

Semi-Annual Report

January 31, 2020

1-877-277-6933

1-877-ARROW-FD

www.ArrowFunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.ArrowFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Arrow Dogs of the World ETF
PORTFOLIO REVIEW (Unaudited)
January 31, 2020

The Fund’s performance figures* for the periods ended January 31, 2020, as compared to its benchmarks:

			Since Inception** -
	Six Months	One Year	January 31, 2020
Arrow Dogs of the World ETF - NAV	(11.55)%	(12.39)%	(3.44)%
Arrow Dogs of the World ETF - Market Price	(11.59)%	(12.75)%	(4.15)%
AI Dogs of the World Index ex US Total Return Index	(4.04)%	(4.31)%	2.84%
MSCI ACWI Ex USA Index USD	5.51%	10.50%	0.89%
MSCI ACWI Ex USA Investable Market Index (IMI) Value USD	3.60%	4.14%	(2.11)%
MSCI Emerging Markets Investable Market Index (IMI) USD	3.35%	3.96%	(2.65)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.ArrowFunds.com or by calling 1-877-277-6933. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.arrowfunds.com. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements is 3.71% per the December 1, 2019 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 1.34%. The Fund’s total return would have been lower had the investment advisor not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the commencement of operations on January 2, 2018.

AI Dogs of the World Index ex US Total Return Index selects the five worst performing countries where a return reversal or move back toward the mean (or average) is anticipated. The index has a contrarian approach that looks for deep value among a universe of 44 countries.

The MSCI ACWI ex USA Index USD captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the US) and 26 Emerging Markets countries. With 2,215 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.

The MSCI ACWI ex USA Investable Market Index (IMI) Value USD captures large and mid cap securities exhibiting overall value style characteristics across 22 Developed and 24 Emerging Markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

The MSCI Emerging Markets Investable Market Index (IMI) USD captures large, mid and small cap representation across 26 Emerging Markets countries. With 2,831 constituents, the index covers approximately 99% of the free float-adjusted market capitalization in each country.

Arrow Dogs of the World ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
January 31, 2020

The Fund’s Holdings by Asset Class and Country are as follows:

Asset Class	% of Net Assets
Common Stocks
Banking	22.4%
Oil, Gas, & Coal	16.4%
Utilities	9.4%
Hardware	7.1%
Consumer Products	5.4%
Telecommunications	4.6%
Chemicals	4.4%
Retail - Consumer Staples	4.2%
Retail - Discretionary	3.2%
Construction Materials	3.0%
Other Assets Less Liabilities	19.9%
100.0%

Country Allocation	% of Net Assets
Argentina	22.6%
Pakistan	18.7%
Poland	17.9%
Chile	17.5%
South Korea	17.5%
Luxembourg	1.8%
Canada	1.4%
United Kingdom	1.1%
Belgium	0.9%
United States	0.3%
British Virgin Islands	0.2%
Other Assets Less Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow Dogs of the World ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020

Shares		Value
	COMMON STOCKS - 99.9%
	AEROSPACE & DEFENSE - 0.1%
140	Korea Aerospace Industries Ltd.	$3,536

	APPAREL & TEXTILE PRODUCTS - 0.2%
15,089	Nishat Mills Ltd.	10,905

	AUTOMOTIVE - 1.0%
75	Hyundai Mobis Co. Ltd.	14,442
51	Hyundai Motor Co.	3,436
166	Hyundai Motor Co.	17,410
334	Kia Motors Corp.	11,462
		46,750
	BANKING - 22.4%
42,158	Allied Bank Ltd.	25,814
18,040	Banco BBVA Argentina SA - ADR	84,427
546,355	Banco de Chile	53,767
1,118	Banco de Credito e Inversiones SA	46,652
3,865	Banco Macro SA - ADR	118,540
1,012,933	Banco Santander Chile	50,082
46,037	Bank Al Habib Ltd.	23,898
78,828	Bank Alfalah Ltd.	25,482
2,423	Bank Pekao SA	61,828
685	Bank Zachodni WBK SA	50,577
6,932	Grupo Financiero Galicia SA - ADR	99,474
8,109	Grupo Supervielle SA - ADR	23,435
28,976	Habib Bank Ltd.	30,571
38,484	Habib Metropolitan Bank Ltd.	9,832
356	Hana Financial Group, Inc.	9,917
306	Industrial Bank of Korea	2,760
466	ING Bank Slaski SA	24,388
508	KB Financial Group, Inc.	18,733
238	mBank SA*	22,776
28,177	MCB Bank Ltd.	38,410
93,327	National Bank of Pakistan	26,548
11,237	Powszechna Kasa Oszczednosci Bank Polski SA*	99,104
556	Shinhan Financial Group Co. Ltd.	18,264
112,000	Standard Chartered Bank Pakistan Ltd.	18,798
21,306	United Bank Pakistan Ltd.	23,417
630	Woori Financial Group, Inc.*	5,365
		1,012,859
	BIOTECHNOLOGY & PHARMACEUTICAL - 0.9%
83	Celltrion Healthcare Co. Ltd.*	3,983
110	Celltrion, Inc.*	15,228
23	Samsung Biologics Co. Ltd.*	9,350
9,015	Searle Co. Ltd.	11,111
		39,672
	CHEMICALS - 4.4%
23,750	Engro Corp. Ltd.	52,454
55,963	Engro Fertilizers Ltd.	24,494

See accompanying notes to financial statements.

Arrow Dogs of the World ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

Shares		Value
	CHEMICALS - 4.4% (continued)
76,642	Fatima Fertilizer Co. Ltd.	$12,616
51,107	Fauji Fertilizer Co. Ltd.	34,754
3,121	ICI Pakistan Ltd.	14,151
1	International Flavors & Fragrances, Inc.	79
55	LG Chem Ltd.	15,575
18	Lotte Chemical Corp.	2,862
1,584	Sociedad Quimica y Minera de Chile SA	44,113
		201,098
	CONSTRUCTION MATERIALS - 3.0%
24,303	Bestway Cement Ltd.	17,264
20,695	DG Khan Cement Co. Ltd.	9,993
4,889	Loma Negra Cia Industrial Argentina SA * - ADR	33,734
10,988	Lucky Cement Ltd.	33,891
1,964	Titan Cement International SA *	40,744
		135,626
	CONSUMER PRODUCTS - 5.4%
317	Adecoagro SA*	2,368
37	Amorepacific Corp.	5,836
52	Amorepacific Group	3,150
4,283	Compania Cervecerias Unidas SA	37,790
9,058	Embotelladora Andina SA	23,641
32,330	Frieslandcampina Engro Pakistan Ltd.*	15,482
163	KT&G Corp.	13,006
12	LG Household & Health Care Ltd.	12,666
1,961	Nestle Pakistan Ltd.	100,834
17,507	Vina Concha y Toro SA	31,436
		246,209
	DISTRIBUTORS - CONSUMER STAPLES - 0.1%
109	Lotte Corp.	3,228

	DISTRIBUTORS - DISCRETIONARY - 0.5%
3,330	Indus Motor Company Ltd.	23,131

	ENGINEERING & CONSTRUCTION SERVICES - 1.3%
10,675	Corp America Airports SA*	55,403
177	Samsung Engineering Co. Ltd.*	2,562
		57,965
	FOREST & PAPER PRODUCTS - 0.9%
17,761	Empresas CMPC SA	40,702

	GAMING, LODGING, & RESTAURANTS - 0.1%
269	Kangwon Land, Inc.	6,218

	HARDWARE - 7.1%
254	LG Display Co. Ltd.	3,282
114	LG Electronics, Inc.	6,303
63	Samsung Electro-Mechanics Co. Ltd.	6,607
6,262	Samsung Electronics Co. Ltd.	288,425
69	Samsung SDI Co. Ltd.	15,979
		320,596

See accompanying notes to financial statements.

Arrow Dogs of the World ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

Shares		Value
	HOME & OFFICE PRODUCTS - 0.1%
58	Woongjin Coway Co. Ltd.	$4,273

	INDUSTRIAL SERVICES - 0.2%
166	LG Corp.	9,791

	INSTITUTIONAL FINANCIAL SERVICES - 0.1%
51	Korea Investment Holdings Co. Ltd.	2,846
557	Mirae Asset Daewoo Co. Ltd.	3,220
		6,066
	INSURANCE - 2.4%
66	Dongbu Insurance Co. Ltd.	2,353
8,708	Powszechny Zaklad Ubezpieczen SA	90,291
47	Samsung Fire & Marine Insurance Co. Ltd.	8,321
131	Samsung Life Insurance Co. Ltd.	7,639
		108,604
	IRON & STEEL - 0.5%
119	Hyundai Steel Co.	2,826
102	Posco	18,913
		21,739
	MACHINERY - 0.1%
13	Hyundai Robotics Co. Ltd.*	2,983

	MEDIA - 2.1%
6,146	Cyfrowy Polsat SA	43,097
735	Despegar.com Corp.*	10,885
76	Kakao Corp.	10,139
195	Naver Corp.	29,368
		93,489
	METALS & MINING - 2.4%
1,723	KGMH Polska Miedz SA	40,510
16	Korea Zinc Co. Ltd.	5,101
3,439	SSR Mining, Inc.*	63,031
		108,642
	OIL, GAS & COAL - 16.4%
3,765	AntarChile SA	34,794
6,318	Empresas Copec SA	56,336
2,180	Grupa Lotos SA	43,241
27,065	Oil & Gas Development Co. Ltd.	24,154
12,462	Pakistan Oilfields Ltd.	34,203
129,417	Pakistan Petroleum Ltd.	119,280
21,261	Pakistan State Oil Co. Ltd.	28,575
257,528	Phoenix Global Resources PLC*	51,091
3,972	Polski Koncern Naftowy Orlen SA	77,475
38,885	Polskie Gornictwo Naftowe I Gazownictwo SA	36,069
66	SK Holdings Co. Ltd.	13,041
70	SK Innovation Co. Ltd.	7,635
46	S-Oil Corp.	2,941
14,254	Transportadora de Gas del Sur SA - ADR	88,232
13,267	YPF SA - ADR	124,577
		741,644

See accompanying notes to financial statements.

Arrow Dogs of the World ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

Shares		Value
	PASSENGER TRANSPORTATION - 1.0%
5,406	Latam Airlines Group SA*	$44,883

	REAL ESTATE - 1.7%
4,260	Cresud SACIF y A - ADR	23,941
1,668	IRSA Propiedades Comerciales SA - ADR	21,267
14,795	Parque Arauco SA	33,813
		79,021
	RETAIL - CONSUMER STAPLES - 4.2%
40,627	Cencosud SA	50,230
1,017	Dino Polska SA*	42,605
95	GS Holdings Corp.	3,643
17,310	IRSA Inversiones y Representaciones SA - ADR	92,089
		188,567
	RETAIL - DISCRETIONARY - 3.2%
41	Hotel Shilla Co. Ltd.	3,007
21	LPP SA	45,828
19	MercadoLibre, Inc.	12,597
18,440	SACI Falabella	72,311
140	Samsung C&T Corp.	12,745
		146,488
	SEMICONDUCTORS - 1.1%
625	SK Hynix, Inc.	49,031

	SOFTWARE - 1.9%
1,040	CD Projekt SA	75,501
17	NCSoft Corp.	9,072
		84,573
	TECHNOLOGY SERVICES - 0.7%
176	Globant SA*	21,595
50	Samsung SDS Co. Ltd.	8,139
		29,734
	TELECOMMUNICATIONS - 4.6%
297	KT Corp.	6,317
269	LG Uplus Corp.	2,991
12,982	Orange Polska SA	23,444
72	SK Telecom Co. Ltd.	13,864
14,522	Telecom Argentina SA - ADR	163,808
		210,424
	TRANSPORTATION & LOGISTICS - 0.1%
22,049	Hyundai Glovis Co. Ltd.	3,083

	TRANSPORTATION EQUIPMENT - 0.3%
62	HLB, Inc.*	4,822
50	Korea Shipbuilding & Offshore Engineering Co. Ltd.*	4,782
655	Samsung Heavy Industries Co. Ltd.*	3,655
		13,259
	UTILITIES - 9.4%
79,770	Aguas Andinas SA	29,886
6,642	Central Puerto SA - ADR	24,841
172,899	Colbun SA	25,155

See accompanying notes to financial statements.

Arrow Dogs of the World ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

Shares		Value
	UTILITIES - 9.4% (continued)
3,933	Empresa Distribuidora Y Comercializadora Norte * - ADR	$20,412
284,957	Enel Americas SA*	56,121
631,522	Enel Chile SA*	59,861
54,286	Hub Power Co. Ltd.	34,185
682	Korea Electric Power Corp.	14,506
35,526	Kot Addu Power Co. Ltd.	6,615
8,052	Pampa Energia SA* - ADR	106,045
19,681	PGE Polska Grupa Energetyczna SA*	34,806
25,977	SUI Northern Gas Pipeline	13,093
		425,526

	TOTAL COMMON STOCKS (Cost $5,328,176)	4,520,315

	TOTAL INVESTMENTS - 99.9% (Cost $5,328,176)	$4,520,315
	OTHER ASSETS LESS LIABILITIES - 0.1%	5,685
	NET ASSETS - 100.0%	$4,526,000

*	Non-Income Producing Security

ADR - American Depositary Receipt

PLC - Public Liability Company

SA - Société Anonyme

See accompanying notes to financial statements.

Arrow Dogs of the World ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2020

ASSETS
Investment securities:
At cost	$5,328,176
At value	$4,520,315
Cash	58,830
Foreign Cash (cost $3,645)	3,646
Dividends and interest receivable	1,658
Due from Advisor	26,364
TOTAL ASSETS	4,610,813

LIABILITIES
Payable to related parties	8,347
Accrued expenses and other liabilities	76,466
TOTAL LIABILITIES	84,813
NET ASSETS	$4,526,000

Net Assets Consist Of:
Paid in capital	$5,000,000
Accumulated deficit	(474,000)
NET ASSETS	$4,526,000

Net Asset Value Per Share:
Net Assets	$4,526,000
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	100,000
Net asset value (Net Assets ÷ Shares Outstanding)	$45.26

See accompanying notes to financial statements.

Arrow Dogs of the World ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2020

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $9,624)	$40,869
TOTAL INVESTMENT INCOME	40,869

EXPENSES
Custodian fees	44,548
Investment advisory fees	13,690
Legal fees	9,200
Administrative services fees	9,005
Printing and postage expense	7,360
Audit fees	6,806
Transfer agent fees	6,050
Trustees fees and expenses	2,622
Insurance expense	190
Professional fees	169
Other expenses	2,521
TOTAL EXPENSES	102,161

Less: Fees waived/expenses reimbursed by the Advisor	(66,990)
NET EXPENSES	35,171

NET INVESTMENT INCOME	5,698

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	631,861
Foreign currency transactions	(18,095)
613,766

Net change in unrealized appreciation (depreciation) on:
Investments	(1,211,521)
Foreign currency translations	130
(1,211,391)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(597,625)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(591,927)

See accompanying notes to financial statements.

Arrow Dogs of the World ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	For The
	January 31, 2020	Year Ended
	(Unaudited)	July 31, 2019
FROM OPERATIONS
Net investment income	$5,698	$82,935
Net realized gain (loss) on investments and foreign currency transactions	613,766	(252,277)
Net realized loss from payment by Advisor due to trade error	—	— +
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,211,391)	306,537
Net increase (decrease) in net assets resulting from operations	(591,927)	137,195

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid	(15,090)	(110,230)
Net decrease in net assets resulting from distributions to shareholders	(15,090)	(110,230)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(607,017)	26,965

NET ASSETS
Beginning of Period	5,133,017	5,106,052
End of Period	$4,526,000	$5,133,017

SHARE ACTIVITY
Net change in shares of beneficial interest outstanding	—	—

+	See Note 4.

See accompanying notes to financial statements.

Arrow Dogs of the World ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended		For The		For The
	January 31, 2020		Year Ended		Period Ended
	(Unaudited)		July 31, 2019		July 31, 2018 (1)
Net asset value, beginning of period	$51.33		$51.06		$50.00
Activity from investment operations:
Net investment income (2)	0.06		0.83		0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(5.98)		0.54		0.89
Total from investment operations	(5.92)		1.37		1.06
Less distributions from:
Net investment income	(0.15)		(1.10)		—
Total distributions	(0.15)		(1.10)		—
Net asset value, end of period	$45.26		$51.33		$51.06
Total return (4)(6)	(11.55)%		2.94	% (11)	2.12%
Net assets, at end of period (000s)	$4,526		$5,133		$5,106
Ratio of gross expenses to average net assets (3)(7)(9)	4.48	% (12)	3.71	% (10)	3.38%
Ratio of net expenses to average net assets (3)(7)	1.54	% (12)	1.34	% (10)	0.65%
Ratio of net investment income to average net assets (3)(7)(8)	0.25%		1.69%		0.59%
Portfolio Turnover Rate (4)(5)	70%		100%		81%

(1)	The Arrow Dogs of the World ETF commenced operations on January 2, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized for periods less than one year.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had Arrow Investment Advisors, LLC not waived fees or reimbursed a portion of the expenses, total returns would have been lower.

(7)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(8)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Represents the ratio of expenses to average net assets absent of fee waviers and/or expense reimbursements by Arrow Investment Advisors, LLC.

(10)	Includes 0.69% for the year ended July 31, 2019 attributed to interest expense and foreign custody transaction costs, which is not subject to waiver by the Arrow Investment Advisors, LLC.

(11)	For the year ended July 31, 2019, the Fund received payment from the Advisor of $21,773 for losses realized due to trade error. Excluding this item, total return would have been 2.50%. (Note 4)

(12)	Includes 0.89% for the six months ended January 31, 2020 attributed to interest expense and foreign custody transaction costs, which is not subject to waiver by the Arrow Investment Advisors, LLC.

See accompanying notes to financial statements.

ARROW DOGS OF THE WORLD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2020

1.	ORGANIZATION

The Arrow Dogs of the World ETF (the “Fund”) is a diversified series of Arrow Investments Trust, a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek long -term capital appreciation by tracking the investment results of the AI Dogs of the World ex US Total Return Index (the “Index”). The investment objective is non-fundamental. The Fund commenced operations on January 2, 2018.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”), subject to review by the Board. The Board will review the fair value method in use for securities requiring a fair market value determination and supporting documentation from the Advisor at least quarterly for consistency with the Procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market

ARROW DOGS OF THE WORLD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds (other than ETFs) are valued at their respective net asset values (“NAV”) as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it holds, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

ARROW DOGS OF THE WORLD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2020 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$4,520,315	$—	$—	$4,520,315
Total	$4,520,315	$—	$—	$4,520,315

The Fund did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years July 31, 2018 – July 31, 2019 or expected to be taken in the Fund’s July 31, 2020 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

ARROW DOGS OF THE WORLD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities, if any.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

Emerging Markets Risk - In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, such as lower trading volume, trading suspension, security price volatility, repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Foreign Investment Risk - Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

ARROW DOGS OF THE WORLD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

3.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2020 cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $3,509,737 and $3,454,724, respectively.

For the six months ended January 31, 2020, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Advisor serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to serve as the distributor for the Fund. Archer Distributors, LLC, an affiliate of the Advisor is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until December 31, 2020 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set-up fees, and extraordinary expenses such as litigation expenses) will not exceed 0.65% of the Fund’s average daily net assets. This amount will herein be referred to as the “Expense Limitation.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than its Expense Limitation, the Advisor, on a rolling three-year basis (within the three years after the fees have been waived or reimbursed), shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the Expense Limitation. Such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. If the Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the

ARROW DOGS OF THE WORLD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

Fund shall be suspended. For the six months ended January 31, 2020, the Advisor waived fees and reimbursed expenses in the amount of $66,990 pursuant to the Waiver Agreement.

The following amounts are subject to recapture by the Advisor by the following dates:

7/31/2021	7/31/2022
$ 78,040	$ 116,886

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD and Northern Lights Compliance Services, LLC (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other

ARROW DOGS OF THE WORLD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Fee
$5,900	0.35%

For the six months ended January 31, 2020, the Fund received $0 and $0 in fixed fees and variable fees, respectively.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years/periods was as follows:

	Fiscal Year Ended	Fiscal Period Ended
	July 31, 2019	July 31, 2018
Ordinary Income	$110,230	$—
Long-Term Capital Gain	—	—
	$110,230	$—

As of July 31, 2019, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Distributable
Income	Gains	Late Year Loss	Forwards	Differences	Appreciation	Earnings
$3,616	$—	$(245,369)	$(19,405)	$—	$394,175	$133,017

ARROW DOGS OF THE WORLD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $245,369.

At July 31, 2019, the Fund has capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Expiring	Short-Term	Long-Term	Total	CLCF Utilized
$—	$19,405	$—	$19,405	$—

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gains from investments is primarily attributable to the tax adjustment for passive foreign investment companies.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$5,337,453	$41,569	$(858,707)	$(817,138	)*

*	Excludes Foreign Currency Unrealized

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of the control of the Fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2020, Arrow DWA Balanced Fund, an affiliate of the Fund, held 54.50% of the voting securities of the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Arrow Dogs of the World ETF
EXPENSE EXAMPLES (Unaudited)
January 31, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 through January 31, 2020.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
	8/1/2019	1/31/2020	8/1/19 - 1/31/20	8/1/19 - 1/31/20
Actual	$1,000.00	$884.50	$7.31	1.54%

Hypothetical
(5% return before expenses)	$1,000.00	$1,017.38	$7.82	1.54%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**	Annualized.

ARROW DOGS OF THE WORLD ETF
SUPPLEMENTAL INFORMATION (Unaudited)
January 31, 2020

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

At an in person meeting held September 19, 2019 (the “Meeting”), the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Arrow Investments Trust (the “Trust”), and Arrow Investment Advisors, LLC (the “Adviser”) with respect to the Arrow Dogs of the World ETF (“Dogs ETF”) or (the “Fund”).

The Board, including the Independent Trustees, unanimously approved continuance of the Advisory Agreement based upon its review of the written materials provided at the Meeting, the reports provided at each quarterly meeting of the Board and the Board’s discussions with key personnel of the Adviser. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below is a summary of the Board’s conclusions regarding various factors relevant to approval of continuance of the Advisory Agreement:

Nature, Extent and Quality of Services. In considering the renewal of the Advisory Agreement, the Board considered the nature, extent, and quality of services that the Adviser provided to the Fund, including the Adviser’s personnel and resources, a description of the manner in which investment decisions are made and executed, and a review of the financial condition of Arrow. The Board reviewed the services the Adviser provided, including the backgrounds of the personnel that provided the investment management and related services. They also reviewed information provided regarding risk management and compliance and regulatory matters. The Board also considered the Adviser’s management of service provider relationships and oversight of sub-advisers.

The Board found that the Adviser had a strong culture of research and compliance at the firm and had demonstrated an ongoing commitment to analyzing various investment strategies in an effort to enhance returns to shareholders. Further, the Board considered the consistency of the Adviser’s team, which provided the Adviser with tremendous experience and intellectual capital. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to the Fund was satisfactory.

Performance. The Board reviewed the Fund’s total return compared to the total returns of a group of funds selected by the Adviser that employed similar investment strategies as the Fund (the “peer group”), benchmark index, and Morningstar category average.

Dogs ETF: The Board reviewed the Fund’s average total return compared to the average total returns of its peer group, Morningstar category average (Morningstar U.S. Foreign Large Value), and benchmark index (AI D.O.G.S of the World Index). The Board noted that the Fund outperformed its peer group, Morningstar category average, and benchmark index over the year-to-date period, outperformed its peer group and benchmark index over the one-year period, and outperformed its peer group and

ARROW DOGS OF THE WORLD ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2020

Morningstar category average since the Fund’s inception. The Board concluded that the performance of the Fund was satisfactory.

Advisory Fee. The Board reviewed the Fund’s advisory fee and expense ratio, taking into account the Fund’s average net assets, and reviewed information comparing the advisory fee and expense ratio to those of the Fund’s peer group and Morningstar category average. The Board discussed their duties to evaluate whether the advisory fee was not unreasonable. The Board noted that the Adviser’s fees are reasonably applied based on the nature of the Fund’s investment strategy. The Board noted that “alternative strategies” may generally require enhanced oversight compared to more traditional asset classes and that such additional cost may be evident in the level of the advisory fee. The Board discussed the level of work involved in the Adviser’s oversight of the Fund.

The Board noted that with respect to the Dogs ETF, the advisory fee was lower than the average of its peer group and Morningstar category, and the overall expense ratio was in a reasonable range.

In light of the nature, quality and extent of services the Adviser provided, the Board concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of Fund investors. The Board noted the Fund had yet reached an asset level where the Adviser could realize meaningful economies of scale. The Board observed that economies of scale would be considered in the future as Fund asset levels grow.

Profitability. The Board also reviewed the profitability of the Adviser with respect to the Fund. The Board noted that the Adviser did not realize a profit in connection with the management of the Fund.

Fallout Benefits. Because of its relationship with the Fund, the Adviser and its affiliates may receive certain benefits. The Board reviewed materials provided by the Adviser as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement were fair and reasonable, and that the continuation of the Advisory Agreement was in the best interests of the Fund.

PRIVACY NOTICE

Arrow Investments Trust

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holding with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/09/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/09/20

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 4/09/20